Related Party Transactions - EnhanzedRe (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Equity method investments	$ 832,295				$ 326,277				$ 832,295	$ 326,277
Ownership percentage	47.40%				47.40%				47.40%	47.40%
Earnings from equity method investments	$ 85,844	$ 149,065	$ (8,790)	$ 12,450	$ 11,722	$ 17,703	$ 17,713	$ 8,772	$ 238,569	$ 55,910	$ 42,147
Balances under ceding quota share:
Reinsurance balances recoverable	2,089,163				2,181,134				2,089,163	2,181,134
Funds held	635,819				475,732				635,819	475,732
Insurance balances payables	494,412				420,546				494,412	420,546
Other assets	925,533				1,162,955				925,533	1,162,955
Amounts under ceding quota share:
Ceded premium earned									(157,826)	(145,483)	(166,334)
Net incurred losses and LAE									154,926	33,260	0
Acquisition costs	38,202	37,708	49,067	46,043	78,417	33,310	51,081	77,801	171,020	240,609	177,855
Net investment income	61,530	72,130	94,443	74,714	76,847	81,502	74,271	75,651	302,817	308,271	261,698
Net realized and unrealized gains (losses)	803,467	500,005	967,608	(629,061)	153,477	145,060	260,669	452,760	1,642,019	1,011,966	(407,532)
Fees and commission income											1,453
NET EARNINGS (LOSS)	834,655	$ 645,850	$ 787,486	$ (540,618)	197,864	$ 126,559	$ 238,054	$ 365,742	1,727,373	928,219	$ (212,272)
Enhanzed Re | Enstar
Related Party Transaction [Line Items]
Equity method investments	154,100								154,100
Ownership percentage											47.40%
Uncalled amount of investment	68,700								68,700
Enhanzed Re | Allianz
Related Party Transaction [Line Items]
Ownership percentage											24.90%
Enhanzed Re | Hillhouse
Related Party Transaction [Line Items]
Ownership percentage											27.70%
Enhanzed Re
Related Party Transaction [Line Items]
Equity method investments	$ 330,289				$ 182,856				$ 330,289	$ 182,856
Ownership percentage	47.40%				47.40%				47.40%	47.40%
Earnings from equity method investments									$ 147,300	$ 28,900
Enhanzed Re
Amounts under ceding quota share:
Net incurred losses and LAE									137,000
Enhanzed Re | Affiliated entity
Related Party Transaction [Line Items]
Equity method investments											$ 470,000
Balances under ceding quota share:
Reinsurance balances recoverable	$ 208,379				$ 59,601				208,379	59,601
Funds held	193,981				50,089				193,981	50,089
Insurance balances payables	1,276				1,443				1,276	1,443
Other assets	$ 730				$ 1,033				730	1,033
Amounts under ceding quota share:
Ceded premium earned									(391)	0
Net incurred losses and LAE									(5,977)	0
Acquisition costs									169	73
Net investment income									(4,272)	0
Net realized and unrealized gains (losses)									(740)	0
Other income									2,617	0
Fees and commission income									572	749
NET EARNINGS (LOSS)									(8,022)	822
Change in unrealized gains (losses) on AFS investments									$ (2,729)	$ 0
Enhanzed Re | Zurich
Related Party Transaction [Line Items]
Percentage ceded									10.00%